Employee benefits - Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 167,640
Remeasurements:
Ending balance of the fiscal year		144,700	¥ 167,640
Japanese Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		640,061	658,863
Current service cost		12,868	12,763
Past service cost		4	0
Interest cost		3,751	3,684
Remeasurements:
Loss from change in demographic assumptions		(536)	3,091
Other		(95)	0
Loss from change in financial assumptions		(8,594)	(2,820)
Translation adjustments		0	0
Plan participants' contributions		0	0
Benefits paid		(32,909)	(35,563)
Curtailments and settlements	[1]	0	0
Other		213	43
Ending balance of the fiscal year		614,763	640,061
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		96,001
Remeasurements:
Ending balance of the fiscal year		81,603	96,001
Foreign Defined Benefit Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		371,239	357,096
Current service cost		2,424	2,605
Past service cost		(34)	157
Interest cost		5,117	6,410
Remeasurements:
Loss from change in demographic assumptions		630	(1,568)
Other		(91)	2,002
Loss from change in financial assumptions		(16,789)	10,694
Translation adjustments		19,372	26,669
Plan participants' contributions		333	258
Benefits paid		(38,923)	(24,075)
Curtailments and settlements	[1]	(65,375)	(9,009)
Other		0	0
Ending balance of the fiscal year		¥ 277,903	¥ 371,239

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.